ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 89,289	$ 104,699
Wages payable	35,752	27,247
Accrued liabilities	27,372	47,462
Goldex mine government grant		1,452
Other liabilities	32,916	22,687
Accounts payable and accrued liabilities	$ 185,329	$ 203,547